Note 15 (Tables)	6 Months Ended
Jun. 30, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Investments In Subsidiaries Joint Ventures And Associates [Table Text Block]
The breakdown of the balance of “Investments in joint ventures and associates” in the accompanying condensed consolidated balance sheets is as follows:

Joint ventures and associates (Millions of Euros)
	June 2021	December 2020
Joint ventures	147	149
Associates	1,253	1,288
Total	1,400	1,437